Long-term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments.
Long-term Investments.

12. Long-term Investments

The Group’s long-term investments on the consolidated balance sheets consisted of the following:

	As of December 31,
	2021	2022
Equity investments:
Equity Securities Without Readily Determinable Fair Values	93,150	558,004
Equity investments accounted for using the equity method	34,704	155,053
Equity Security With Readily Determinable Fair Values	28,452	12,966
Long-term held-to-maturity investments:
Long-term time deposits	—	707,853
Long-term financial instruments	—	50,615
Total Long-term Investments	156,306	1,484,491

Equity Security with Readily Determinable Fair Values

Equity security with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value.

The following table shows the carrying amount and fair value of equity securities with readily determinable fair values:

			Foreign Currency
Cango Inc.	Cost Basis	Unrealized Loss	Translation	Fair Value
As of December 31, 2021	100,303	(73,535)	1,684	28,452
As of December 31, 2022	100,303	(91,063)	3,726	12,966

12. Long-term Investments (Continued)

The Company purchased 2,633,644 shares of Series C preferred shares issued by Cango Inc. (“Cango”), with a total cash consideration of US$15,634 (RMB100,303) in 2018. This investment was initially recorded as an equity holding without a readily determinable fair value given Cango was still a privately held company at that time. In July 2018, Cango completed its listing on the New York Stock Exchange (“Cango IPO”) and the Series C preferred shares held by the Company were converted to Class A ordinary shares of Cango.

Upon the completion of Cango IPO, the Company reclassified this investment from equity securities without readily determinable fair value to equity securities with readily determinable fair value. These securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Any unrealized gain or loss is recognized in Interest income and investment income, net in the consolidated statements of comprehensive loss.

Equity Securities without Readily Determinable Fair Values

Equity securities without determinable fair value represent investments in privately held companies with no readily determinable fair value. The Group’s investments are preferred shares, which are not considered as common stock or in substance common stock. Upon adoption of ASU 2016-01 on January 1, 2018, the Group elected the measurement alternative and recorded these investments at cost, less impairment (if any), adjusted for subsequent observable price changes.

In March 2022, one of the Group’s subsidiaries—Chongqing Chezhiyuan, entered into an agreement with Xin Wang Da Electronics Limited (“Xin Wang Da Electronics”), an A-share listed company engaging in design, production and sale of lithium battery cells and modules to purchase certain Series Pre-A preferred shares of Xin Wang Da Electric Vehicle and Battery Limited (“the investee”), a subsidiary of Xin Wang Da Electronics. This transaction, with a total consideration of RMB400,000, resulted in the Group’s 3.2% equity ownership in the investee at the acquisition date, which was diluted to 2.4% as a result of a financing transaction completed by the investee in Ocotober 2022. As of December 31,2022, Chongqing Chezhiyuan has fully paid the investment consideration of RMB400,000.

Impairment charges of nil, nil and RMB7,200 were recorded in Interest income and investment income, net in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively.